Significant Accounting Policies - Going Concern (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Substantial doubt			true
Net losses	$ 32,550	$ 21,922	$ 43,174	$ 26,984
Cash flows from operations	16,621	$ 14,333	34,346	$ 23,772
Accumulated deficit	161,638		129,088
Cash and cash equivalents	$ 28,591		$ 9,061